UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust

(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804

(Address of principal executive offices)  (Zip code)

Paracorp Inc.

2140 South Dupont Hwy, Camden, DE 19934

(Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1.	Report to Stockholders.

(a)

Sector Rotation Fund Tailored Shareholder Report

Sector Rotation Fund

Ticker: NAVFX

semi-annual shareholder report March 31, 2026

This semi-annual shareholder report contains important information about Sector Rotation Fund (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fundinfopages.com/NAVFX. You can also request this information by contacting us at 800-773-3863.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sector Rotation Fund	$93	1.89%¹
¹	Annualized.

What did the Fund invest in?

(as of March 31, 2026)

Sector Breakdown (% of net assets)

Communications
20.4%
Industrials
19.6%
Technology
17.6%
Consumer Discretionary
13.5%
Health Care
10.3%
Commodities
7.1%
Short-Term Investment
6.2%
Financials
5.6%

Top Ten Holdings	(% of total net assets)
Vanguard Communication Services ETF	20.4
Vanguard Industrials ETF	19.6
Vanguard Information Technology ETF	17.5
Vanguard Consumer Discretionary ETF	13.5
Vanguard Health Care ETF	10.3
Fidelity Treasury Portfolio	6.2
ProShares Ultra Silver	4.8
Vanguard Large-Cap ETF	3.0
ProShares UltraShort Bloomberg Crude Oil	2.3
State Street SPDR S&P 500 ETF Trust	2.7

Key Fund Statistics

(as of March 31, 2026)

Net Assets	$39,767,519
Number of Holdings	11
Portfolio Turnover Rate	81.30%

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit https://fundinfopages.com/NAVFX.

(b)       Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements

For the semi-annual period ended March 31, 2026

The financial statements and other information contained herein are submitted for the general information of the shareholders of the Sector Rotation Fund (the “Fund”). The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

The Sector Rotation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Sector Rotation Fund, including its principals, and Capital Investment Group, Inc.

Schedule of Investments (unaudited)
As of March 31, 2026

	Shares	Value

Exchange-Traded Funds - 94.00%
Commodities - 7.11%
ProShares Ultra Silver (a)	16,000	$1,912,160
ProShares UltraShort Bloomberg Crude Oil (a)	110,000	915,200
		2,827,360
Communications - 20.35%
Vanguard Communication Services ETF	45,000	8,092,800

Consumer Discretionary - 13.54%
Vanguard Consumer Discretionary ETF	15,000	5,385,450

Financials - 5.55%
State Street SPDR S&P 500 ETF Trust	1,000	650,340
Vanguard Financials ETF	3,000	362,430
Vanguard Large-Cap ETF	4,000	1,195,400
		2,208,170
Health Care - 10.27%
Vanguard Health Care ETF	15,000	4,084,950

Industrials - 19.63%
Vanguard Industrials ETF	25,000	7,805,500

Technology - 17.55%
Vanguard Information Technology ETF	10,000	6,977,200
Total Exchange-Traded Funds (Cost $21,773,223)		37,381,430

Short-Term Investment - 6.17%
Fidelity Treasury Portfolio, 3.55%(b) (Cost $2,453,670)	2,453,670	2,453,670
Investments, at Value (Cost $24,226,893) - 100.17%		39,835,100
Liabilities in Excess of Other Assets - (0.17)%		(67,581)
Net Assets - 100.00%		$39,767,519

(a) Non-income producing security

(b) Represents 7-day effective SEC yield as of March 31, 2026.

See Notes to Financial Statements	3

Statement of Assets and Liabilities (unaudited)
As of March 31, 2026

Assets:
Investments, at value (cost $24,226,893)	$39,835,100
Fund shares sold receivable	350
Interest receivable	8,704
Dividends receivable	1,797
Prepaid Expenses	11,200
Total assets	39,857,151
Liabilities:
Fund shares purchased payable	15,812
Accrued expenses:
Advisory Fees	35,775
Professional fees	21,870
Operational expenses	8,913
Distribution and service fees	5,240
Administration fees	1,433
Compliance fees	440
Fund accounting fees	149
Total liabilities	89,632
Total Net Assets	$39,767,519
Net Assets Consist of:
Paid in capital	$23,823,280
Accumulated earnings	15,944,239
Total Net Assets	$39,767,519
Capital Shares Outstanding, no par value
(unlimited authorized shares)	2,299,154
Net Asset Value, Per Share	$17.30
See Notes to Financial Statements	4

Statement of Operations (unaudited)
For the fiscal period ended March 31, 2026
Investment Income:
Dividends	$221,668
Interest	39,030
Total Investment Income	260,698
Expenses:
Advisory fees	209,042
Distribution and service fees	52,260
Administration fees	27,634
Professional fees	20,202
Registration and filing expenses	15,752
Fund accounting fees	17,790
Transfer agent fees	11,850
Compliance fees	13,104
Shareholder fulfillment fees	8,190
Custody fees	7,574
Trustee fees and meeting expenses	4,732
Insurance fees	1,820
Security pricing fees	2,002
Miscellaneous expenses	3,822
Net Expenses	395,774
Net Investment Loss	(135,076)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions	696,748
Net change in unrealized appreciation (depreciation) on investments	(1,360,751)
Net Realized and Unrealized (Loss) on Investments	(664,003)
Net Decrease in Net Assets Resulting from Operations	$(799,079)
See Notes to Financial Statements	5

Statements of Changes in Net Assets
For the fiscal periods ended
	March 31, 2026(a)	September 30, 2025
Operations:
Net investment loss	$(135,076)	$(230,895)
Net realized gain from investment transactions	696,748	948,756
Net change in unrealized appreciation (depreciation) on investments	(1,360,751)	4,637,633
Net Increase (Decrease) in Net Assets Resulting from Operations	(799,079)	5,355,494
Distributions to Shareholders from Distributable Earnings	(921,950)	(2,547,091)

Capital Share Transactions:
Shares sold	818,235	1,826,613
Reinvested dividends and distributions	921,260	2,544,809
Shares repurchased	(2,162,564)	(3,284,306)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(423,069)	1,087,116
Net Increase (Decrease) in Net Assets	(2,144,098)	3,895,519
Net Assets:
Beginning of Period	41,911,617	38,016,098
End of Period	$39,767,519	$41,911,617
Share Information:
Shares sold	45,402	108,936
Shares from reinvested dividends and distributions	51,496	156,219
Shares repurchased	(119,499)	(195,821)
Net Increase (Decrease) in Capital Shares	(22,601)	69,334

(a) Unaudited

See Notes to Financial Statements	6

Financial Highlights

For a share outstanding during each fiscal	March 31,		Fiscal Year Ended September 30,
period ended	2026(e)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.05		$16.88	$12.92	$11.87	$15.27	$12.87
Income (Loss) from Investment Operations:
Net investment loss (a)	(0.06)		(0.10)	(0.05)	(0.05)	(0.09)	(0.14)
Net realized and unrealized gain (loss) on investments	(0.29)		2.41	4.25	2.01	(2.52)	2.70
Total from Investment Operations	(0.35)		2.31	4.20	1.96	(2.61)	2.56
Less Distributions From:
Net realized gains	(0.40)		(1.14)	(0.24)	(0.91)	(0.79)	(0.16)
Net Asset Value, End of Period	$17.30		$18.05	$16.88	$12.92	$11.87	$15.27
Total Return	(2.03	)%(d)	14.40%	32.86%	17.32%	(18.20)%	20.03%
Net Assets, End of Period (in thousands)	$39,768		$41,912	$38,016	$29,445	$25,888	$32,037
Ratios of:
Gross Expenses to Average Net Assets (b)	1.89	%(c)	1.91%	1.97%	2.04%	1.97%	1.95%
Net Expenses to Average Net Assets (b)	1.89	%(c)	1.91%	1.97%	2.04%	1.97%	1.95%
Net Investment Loss to Average Net Assets (b)	(0.65	)%(c)	(0.59)%	(0.30)%	(0.38)%	(0.67)%	(0.95)%
Portfolio turnover rate	81.30	%(d)	136.35%	309.04%	234.10%	426.15%	211.18%

(a) Calculated using the average shares method.

(b) Does not include expenses of the investment companies in which the Fund invests.

(c) Annualized

(d) Not annualized

(e) Unaudited

See Notes to Financial Statements	7

Notes to Financial Statements

As of March 31, 2026

1.	Organization and Significant Accounting Policies

The Sector Rotation Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Fund is a separate, diversified series of the Trust.

The Fund commenced operations on December 31, 2009, as a series of the World Funds Trust (“WFT”). Shareholders approved the reorganization of the Fund as a series of the Trust at a special meeting on June 22, 2011. The reorganization occurred on June 27, 2011. Effective November 29, 2010, the Fund changed its name from the Navigator Fund to the Sector Rotation Fund.

The investment objective of the Fund is to seek to achieve capital appreciation. The Fund utilizes a sector rotation strategy which evaluates the relative strength and momentum of different sectors of the economy in order to identify short-term investment opportunities. Under normal circumstances, the Fund invests in exchange-traded funds (“ETFs”). An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored for the oversight functions of the Fund. This information is presented in the financial statements and the financial highlights.

Investment Valuation

The Fund’s investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.

Fair Value Measurement

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the funds have the ability to access.
Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.
Level 3:	Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the funds’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Financial Statements

As of March 31, 2026

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In accordance with the Trust’s valuation policies and procedures and pursuant to Rule 2a-5 under the 1940 Act, the Board has appointed the Advisor as the valuation designee (the “Valuation Designee”). The Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2026, for the Fund’s assets measured at fair value:

	Total	Level 1	Level 2	Level 3 (a)
Assets
Exchange-Traded Funds (b)	$37,381,430	$37,381,430	$—	$—
Short-Term Investment	2,453,670	2,453,670	—	—
Total Assets	$39,835,100	$39,835,100	$—	$—

(a)	The Fund had no Level 3 holdings during the fiscal period ended March 31, 2026.
(b)	Refer to Schedule of Investments for breakdown by industry.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Fund is responsible for all expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions

The Fund may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor

The Fund pays a monthly fee to Grimaldi Portfolio Solutions, Inc. (the “Advisor”) calculated at the annual rate of 1.00% of the Fund’s average daily net assets.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.14%. The Expense Limitation Agreement runs through January 31, 2027, and may be terminated by the Board at any time. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees had been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limit or those in place at the time of recoupment.

Notes to Financial Statements

As of March 31, 2026

For the period ended March 31, 2026, $209,042 in advisory fees were incurred, and no fees were waived by the Advisor.

3.	Trustees and Officers

The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Fund. The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Effective January 1, 2026, each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustee”) receives $2,500 per series per year, $500 per meeting attended, $250 per committee meeting attended, and $2,500 per series special meeting attended. Prior to January 1, 2026, the Independent Trustees received $2,400 per series per year, $400 per meeting attended, $200 per committee meeting attended, and $1,000 per series per special meeting attended. The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings. Additional fees were incurred during the period as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees. Certain officers of the Trust may also be officers of the Administrator.

4.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”). The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Fund for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. For the fiscal period ended March 31, 2026, $48,329 in distribution and service fees were incurred by the Fund.

5.	Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Non-U.S. Government Securities	Proceeds from Sales of Non-U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities
$31,808,980	$33,305,177	$—	$—

6.	Risks Considerations

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors and/or other third-party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

Foreign Securities Risk. The ETFs held by the Fund may have significant investments in foreign securities. Foreign securities involve investment risks different from those associated with domestic securities. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Notes to Financial Statements

As of March 31, 2026

Investments in ETFs. Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index.  ETFs typically incur fees that are separate from those of the Fund.  Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below its NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, may have adverse spill-over effects into the global financial markets generally.

Leveraged or Inverse ETFs. The Fund may invest in leveraged and/or inverse ETFs, including multiple inverse (or ultra-short) ETFs. These ETFs are subject to additional risk not generally associated with traditional ETFs. Leveraged ETFs seek to multiply the performance of the particular benchmark that is tracked (which may be an index, a currency or other benchmark). Inverse ETFs seek to negatively correlate to the performance of the benchmark. These ETFs seek to achieve their returns by using various forms of derivative transactions, including by short-selling the underlying index. Ultra-short ETFs seek to multiply the negative return of the tracked index (e.g., twice the inverse return). As a result, an investment in an inverse ETF will decrease in value when the value of the underlying index rises. For example, an inverse ETF tracking the S&P 500 Index will gain 1% when the S&P falls 1% (if it is an ultra-short ETF that seeks twice the inverse return, it will gain 2%), and will lose 1% if the S&P 500 gains 1% (if an ultra-short ETF that seeks twice the inverse return, it would lose 2%). By investing in ultra-short ETFs and gaining magnified short exposure to a particular index, the Fund can commit less assets to the investment in the securities represented on the index than would otherwise be required.

Manager Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies (including those in the Fund’s portfolio) may decline regardless of their long-term prospects. The Fund’s performance per share will change daily in response to such factors.

Portfolio Turnover Risk. The Advisor may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. The payment of taxes on gains could adversely affect the Fund’s performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Notes to Financial Statements

As of March 31, 2026

Sector Focus Risk. Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:

●	Consumer Discretionary. Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending. These companies are also subject to severe competition and changes in demographics and consumer tastes, which may have an adverse effect on the performance of these companies.

●	Consumer Staples. Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, and consumer spending. These companies also are subject to the risk that government regulation could affect the permissibility of using various production methods and food additives, which regulations could affect company profitability. The success of food, household, and personal product companies may be strongly affected by consumer tastes, marketing campaigns, and other factors affecting supply and demand.

●	Industrials. Companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, and economic conditions will affect the performance of these companies. These companies can also be cyclical, subject to sharp price movements, and significantly affected by government spending policies.

●	Information Technology. The performance of companies in this sector may be adversely affected by intense competition both domestically and internationally; limited product lines, markets, financial resources, or personnel; rapid product obsolescence and frequent new product introduction; dramatic and unpredictable changes in growth rates; and dependence on patent and intellectual property rights.

Small-Cap and Mid-Cap Securities Risk. The Fund or ETFs held by the Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects risk of loss to be remote.

8.	Recently Adopted Accounting Pronouncement

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

9.	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements. Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Additional Information (unaudited)
As of March 31, 2026

Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Fund’s fiscal period ended March 31, 2026.

During the fiscal period, the Fund did not pay any ordinary income distributions and distributed $921,950 capital gains.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in early 2027, to determine the calendar year amounts to be included in their 2026 tax returns. Shareholders should consult a tax advisor regarding the tax consequences of investments in the Fund.

Changes In and Disagreements with Accountants (N-CSR Item 8)

There were no changes in, or disagreements with, the accountants during the fiscal period.

Matters Submitted for Shareholder Vote (N-CSR Item 9)

Not applicable

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)

The aggregate compensation paid, on behalf of the Fund, to the Trustees for the period of this report was $4,732 For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the Fund, and no compensation was paid to any person of whom any officer or director of the Fund is an affiliated person.

Approval of Investment Advisory Agreement (N-CSR Item 11)

In connection with the regular Board meeting held on March 5, 2026, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisor, with respect to the Fund (the “Investment Advisory Agreement”). The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)	Nature, Extent, and Quality of Services. The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to Sector including, without limitation, the quality of its investment advisory services since the Advisor began managing Sector (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives, policies and limitations; its coordination of services for the Fund among the Fund’s service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of fund shares (although no portion of the investment advisory fee was targeted to pay distribution expenses). The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; compliance program; and the financial condition of the Advisor. It was noted that there had been no change in personnel.

Additional Information (unaudited)
As of March 31, 2026

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

(ii)	Performance. The Trustees compared the performance of the Fund with the performance of comparable funds with similar strategies managed by other investment advisers, applicable peer group data (e.g., Morningstar/Lipper peer group average), and the Fund’s benchmark. The Trustees also considered the consistency of the Advisor’s management of the Fund with its investment objective, policies, and limitations. It was noted that the Fund outperformed the peer group for all periods shown, outperformed the category average for the five-year, ten-year and since-inception periods but underperformed for the one-year period, and underperformed the benchmark for all periods shown.

After reviewing the investment performance of the Fund, the Advisor’s experience managing the Fund, the historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Advisor was satisfactory.

(iii)	Fees and Expenses. The Trustees noted the management fees for the Fund under the Investment Advisory Agreement. The Trustees then compared the advisory fee of the Fund to other comparable funds in the Fund’s peer group, noting that the management fee was higher than the average of the peer group and category and noted the Advisor’s explanation that this was likely due to the small relative size of the Fund compared to its peers and other funds in its category.

Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor were not unreasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)	Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of the Fund over the past twelve months. The Board noted that the Advisor realized a moderate profit for the prior twelve months of operations. After discussion, the Trustees concluded that the Advisor’s level of profitability was not excessive. The Board considered the quality of the Advisor’s service to the Fund, and after further discussion, concluded that the Advisor’s level of profitability was not excessive.

(v)	Economies of Scale. In this regard, the Trustees reviewed the Fund’s operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees then reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale in the future as the Fund grows. The Trustees determined that the maximum management fee would stay the same regardless of the Fund’s asset levels but noted the Advisor’s willingness to consider breakpoints in the future as assets grow.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that renewal of the Investment Advisory Agreement was fair and reasonable and in the best interest of the shareholders of the Fund.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosure for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
Date: June 8, 2026	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: June 8, 2026	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date: June 8, 2026	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer